Equity Investments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage				51.00%
Contribution to the joint venture	$ 5,300,000
Equity investments	81,162,000	84,327,000
Excess portion of underlying equity in net assets over equity investment	14,000,000	16,000,000
Contracts and customer relationships intangible asset estimated life, minimum (in years)	12
Contracts and customer relationships intangible asset estimated life, maximum (in years)	15
Equity earnings	5,500,000	8,700,000	7,300,000
Distributions	$ 14,000,000	$ 12,000,000	$ 4,700,000
Coal Handling Solutions Llc
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage	50.00%
Thunder Creek Gas Services LLC
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage	25.00%
Crosspoint Pipeline Llc
Schedule of Equity Method Investments [Line Items]
Member interest ownership percentage	50.00%